Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST I
Entity Central Index Key	0000798244
Document Period End Date	Aug. 31, 2024
C000132013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class A
Trading Symbol	MLVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.16%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.16%	11.20%	11.11%
A with initial sales charge (5.75%)	16.08%	9.89%	10.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 428,880,651
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,111,409	[1]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%

C000132014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class B
Trading Symbol	MLVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$182	1.64%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 22.19%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.19%	10.35%	10.27%
B with CDSC (declining over six years from 4% to 0%)×	18.19%	10.08%	10.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 428,880,651
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,111,409	[2]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%

C000132015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class C
Trading Symbol	MLVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$182	1.64%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 22.24%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.24%	10.36%	10.27%
C with CDSC (1% for 12 months)×	21.24%	10.36%	10.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 428,880,651
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,111,409	[3]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%

C000132016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class I
Trading Symbol	MLVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.41%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.41%	11.46%	11.37%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 428,880,651
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,111,409	[4]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%

C000132017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R1
Trading Symbol	MLVMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$182	1.64%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 22.19%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.19%	10.36%	10.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 428,880,651
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,111,409	[5]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%

C000132018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R2
Trading Symbol	MLVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 22.88%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	22.88%	10.91%	10.83%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 428,880,651
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,111,409	[6]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%

C000132019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R3
Trading Symbol	MLVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.11%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.11%	11.20%	11.11%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 428,880,651
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,111,409	[7]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%

C000132020 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R4
Trading Symbol	MLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$73	0.65%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.41%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	23.41%	11.46%	11.37%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 428,880,651
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,111,409	[8]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%

C000132021 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Equity Fund
Class Name	Class R6
Trading Symbol	MLVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Low Volatility Equity Fund (fund) provided a total return of 23.55%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s 500 Stock Index:
    A combination of the fund's security selection and an underweight position in the consumer discretionary sector contributed to relative performance.
    An underweight position in the energy sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s 500 Stock Index:
    Weak stock selection and an underweight position in the information technology sector held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	23.55%	11.56%	11.47%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 428,880,651
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,111,409	[9]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	428,880,651	Total Management Fee ($)#:	2,111,409
Total Number of Holdings:	100	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	17.1%
Financials	14.3%
Industrials	12.3%
Consumer Staples	9.7%
Utilities	6.5%
Consumer Discretionary	6.5%
Communication Services	4.5%
Real Estate	3.5%
Materials	1.7%
Energy	0.4%
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Eli Lilly & Co.	3.3%
Motorola Solutions, Inc.	3.1%
McKesson Corp.	2.7%
Amphenol Corp., "A"	2.6%
TE Connectivity Ltd.	2.5%
Johnson & Johnson	2.5%
Accenture PLC, "A"	2.3%
Merck & Co., Inc.	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Microsoft Corp.	2.2%

C000002210 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class A
Trading Symbol	MNDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS New Discovery Fund (fund) provided a total return of 10.67%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.67%	6.52%	8.54%
A with initial sales charge (5.75%)	4.31%	5.26%	7.90%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 2,343,568,777
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 19,255,393	[10]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.

Holdings [Text Block]
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%

C000002215 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class B
Trading Symbol	MNDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$213	2.03%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS New Discovery Fund (fund) provided a total return of 9.82%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	9.82%	5.71%	7.72%
B with CDSC (declining over six years from 4% to 0%)×	5.82%	5.48%	7.72%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 2,343,568,777
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 19,255,393	[11]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%

C000002216 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class C
Trading Symbol	MNDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$213	2.03%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS New Discovery Fund (fund) provided a total return of 9.84%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.84%	5.72%	7.72%
C with CDSC (1% for 12 months)×	8.84%	5.72%	7.72%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 2,343,568,777
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 19,255,393	[12]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%

C000002217 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class I
Trading Symbol	MNDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS New Discovery Fund (fund) provided a total return of 10.94%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	10.94%	6.78%	8.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 2,343,568,777
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 19,255,393	[13]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%

C000002219 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R1
Trading Symbol	MNDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$213	2.03%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS New Discovery Fund (fund) provided a total return of 9.85%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.85%	5.73%	7.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 2,343,568,777
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 19,255,393	[14]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%

C000002221 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R2
Trading Symbol	MNDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$161	1.53%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS New Discovery Fund (fund) provided a total return of 10.36%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.36%	6.25%	8.27%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 2,343,568,777
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 19,255,393	[15]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%

C000002222 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R3
Trading Symbol	MNDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS New Discovery Fund (fund) provided a total return of 10.70%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.70%	6.52%	8.53%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 2,343,568,777
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 19,255,393	[16]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%

C000002211 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R4
Trading Symbol	MNDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS New Discovery Fund (fund) provided a total return of 10.95%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	10.95%	6.79%	8.81%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 2,343,568,777
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 19,255,393	[17]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%

C000075013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Fund
Class Name	Class R6
Trading Symbol	MNDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS New Discovery Fund (fund) provided a total return of 11.10%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 17.67%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within both the industrials and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within both the information technology and health care sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.10%	6.91%	8.93%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 2000® Growth Index +∆	17.67%	8.35%	8.21%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 2,343,568,777
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 19,255,393	[18]
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	2,343,568,777	Total Management Fee ($)#:	19,255,393
Total Number of Holdings:	109	Portfolio Turnover Rate (%):	56
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	96.6%
Money Market Funds	3.4%
Equity sectors
Health Care	22.6%
Industrials	22.6%
Information Technology	19.2%
Consumer Discretionary	10.9%
Energy	5.7%
Financials	4.5%
Materials	3.8%
Real Estate	3.7%
Consumer Staples	3.2%
Communication Services	0.4%
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Summit Materials, Inc., "A"	2.3%
Crane Co.	2.1%
CACI International, Inc., "A"	2.1%
U.S. Foods Holding Corp.	2.1%
RB Global, Inc.	1.9%
GFL Environmental, Inc.	1.9%
TopBuild Corp.	1.8%
TechnipFMC PLC	1.8%
nVent Electric PLC	1.7%
Jacobs Solutions, Inc.	1.6%

C000002179 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class A
Trading Symbol	MSRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 476,191,183
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,834,299	[19]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002182 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class B
Trading Symbol	MCRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 476,191,183
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,834,299	[20]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002183 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class C
Trading Symbol	MCCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 476,191,183
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,834,299	[21]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000206005 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class I
Trading Symbol	CRHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 476,191,183
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,834,299	[22]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002184 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R1
Trading Symbol	CRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 476,191,183
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,834,299	[23]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002186 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R2
Trading Symbol	CRMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 476,191,183
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,834,299	[24]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002187 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R3
Trading Symbol	CRJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 476,191,183
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,834,299	[25]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002188 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R4
Trading Symbol	CRKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 476,191,183
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,834,299	[26]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000206004 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. Government Cash Reserve Fund
Class Name	Class R6
Trading Symbol	CRRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Net Assets	$ 476,191,183
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,834,299	[27]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/24
Net Assets ($):	476,191,183	Total Management Fee ($)#:	$1,834,299
Total Number of Holdings:	21
# Includes the effect of any management fee waivers.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	73.7%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.3%
Composition including fixed income credit quality
A-1+	62.4%
A-1	37.6%
Maturity breakdown
0 - 7 days	31.8%
8 - 29 days	28.1%
30 - 59 days	24.8%
60 - 89 days	12.2%
90 - 365 days	3.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000002223 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class A
Trading Symbol	MRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Research International Fund (fund) provided a total return of 16.34%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	16.34%	8.11%	5.11%
A with initial sales charge (5.75%)	9.65%	6.84%	4.49%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 17,004,256,169
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 99,431,736	[28]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%

C000002228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class B
Trading Symbol	MRIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$186	1.73%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Research International Fund (fund) provided a total return of 15.46%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	15.46%	7.30%	4.32%
B with CDSC (declining over six years from 4% to 0%)×	11.46%	7.00%	4.32%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 17,004,256,169
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 99,431,736	[29]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%

C000002229 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class C
Trading Symbol	MRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$186	1.73%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Research International Fund (fund) provided a total return of 15.48%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	15.48%	7.30%	4.32%
C with CDSC (1% for 12 months)×	14.48%	7.30%	4.32%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 17,004,256,169
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 99,431,736	[30]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%

C000002230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class I
Trading Symbol	MRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Research International Fund (fund) provided a total return of 16.67%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	16.67%	8.38%	5.38%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 17,004,256,169
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 99,431,736	[31]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%

C000002232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R1
Trading Symbol	MRSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$187	1.74%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Research International Fund (fund) provided a total return of 15.43%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	15.43%	7.30%	4.32%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 17,004,256,169
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 99,431,736	[32]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%

C000002234 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R2
Trading Symbol	MRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$133	1.23%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Research International Fund (fund) provided a total return of 16.01%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	16.01%	7.84%	4.85%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 17,004,256,169
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 99,431,736	[33]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%

C000002235 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R3
Trading Symbol	MRSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Research International Fund (fund) provided a total return of 16.34%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	16.34%	8.11%	5.12%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 17,004,256,169
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 99,431,736	[34]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%

C000002190 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class A
Trading Symbol	MRGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Core Equity Fund (fund) provided a total return of 23.92%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.92%	13.94%	12.14%
A with initial sales charge (5.75%)	16.80%	12.60%	11.48%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,972,747,254
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 32,754,451	[35]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

C000002192 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class B
Trading Symbol	MRGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$183	1.64%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Core Equity Fund (fund) provided a total return of 23.00%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	23.00%	13.09%	11.30%
B with CDSC (declining over six years from 4% to 0%)×	19.00%	12.85%	11.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,972,747,254
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 32,754,451	[36]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

C000002193 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class C
Trading Symbol	MRGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$183	1.64%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Core Equity Fund (fund) provided a total return of 22.96%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.96%	13.09%	11.29%
C with CDSC (1% for 12 months)×	21.96%	13.09%	11.29%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,972,747,254
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 32,754,451	[37]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

C000002194 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class I
Trading Symbol	MRGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Core Equity Fund (fund) provided a total return of 24.23%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	24.23%	14.23%	12.41%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,972,747,254
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 32,754,451	[38]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

C000002196 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R1
Trading Symbol	MRGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$183	1.64%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Core Equity Fund (fund) provided a total return of 22.99%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.99%	13.10%	11.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,972,747,254
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 32,754,451	[39]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

C000002198 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R2
Trading Symbol	MRERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$126	1.13%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Core Equity Fund (fund) provided a total return of 23.60%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	23.60%	13.67%	11.86%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,972,747,254
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 32,754,451	[40]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

C000002199 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R3
Trading Symbol	MRGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Core Equity Fund (fund) provided a total return of 23.89%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.89%	13.94%	12.13%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,972,747,254
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 32,754,451	[41]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

C000002191 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R4
Trading Symbol	MRGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Core Equity Fund (fund) provided a total return of 24.22%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	24.22%	14.23%	12.41%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,972,747,254
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 32,754,451	[42]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

C000124424 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Fund
Class Name	Class R6
Trading Symbol	MRGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Core Equity Fund (fund) provided a total return of 24.34%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 3000® Index:
    Stock selection within both the health care and energy sectors contributed to relative performance.
  Top detractors from performance relative to the Russell 3000® Index:
    Stock selection within the consumer cyclicals and telecommunications & cable TV sectors weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	24.34%	14.33%	12.51%
Comparative Benchmark(s)
Russell 3000® Index ∆	26.14%	15.19%	12.36%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,972,747,254
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 32,754,451	[43]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	6,972,747,254	Total Management Fee ($)#:	32,754,451
Total Number of Holdings:	186	Portfolio Turnover Rate (%):	30
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.6%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	36.4%
Financial Services	14.4%
Health Care	13.1%
Capital Goods	11.9%
Consumer Cyclicals	11.7%
Energy	6.3%
Consumer Staples	3.8%
Telecommunications and Cable Television	1.8%
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	4.2%
Alphabet, Inc., "A"	3.4%
Apple, Inc.	3.2%
Meta Platforms, Inc., "A"	2.3%
JPMorgan Chase & Co.	1.8%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.7%
Visa, Inc., "A"	1.6%

C000002224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R4
Trading Symbol	MRSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Research International Fund (fund) provided a total return of 16.64%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	16.64%	8.38%	5.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 17,004,256,169
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 99,431,736	[44]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%

C000034436 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research International Fund
Class Name	Class R6
Trading Symbol	MRSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Research International Fund (fund) provided a total return of 16.74%, at net asset value. This compares with a return of 19.40% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection within both the technology and energy sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within both the financial services and consumer cyclicals sectors held back relative results.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	16.74%	8.50%	5.48%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	19.40%	8.61%	5.20%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 17,004,256,169
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 99,431,736	[45]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	17,004,256,169	Total Management Fee ($)#:	99,431,736
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%
Issuer country weightings
Japan	18.8%
France	14.1%
United Kingdom	11.6%
Switzerland	9.9%
United States	8.7%
Germany	6.6%
Netherlands	5.6%
Denmark	4.3%
Spain	3.6%
Other Countries	16.8%

Largest Holdings [Text Block]
Top ten holdings
Novo Nordisk A.S., "B"	3.6%
Schneider Electric SE	3.6%
Linde PLC	3.2%
Roche Holding AG	2.9%
ASML Holding N.V.	2.3%
Hitachi Ltd.	2.3%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
TotalEnergies SE	1.7%
NatWest Group PLC	1.5%

C000002259 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class A
Trading Symbol	MEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Value Fund (fund) provided a total return of 21.94%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	21.94%	10.74%	9.38%
A with initial sales charge (5.75%)	14.93%	9.43%	8.73%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 61,627,987,158
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 243,753,125	[46]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%

C000002264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class B
Trading Symbol	MFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$170	1.54%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Value Fund (fund) provided a total return of 21.04%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	21.04%	9.90%	8.56%
B with CDSC (declining over six years from 4% to 0%)×	17.04%	9.63%	8.56%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 61,627,987,158
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 243,753,125	[47]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%

C000002265 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class C
Trading Symbol	MEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$170	1.54%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Value Fund (fund) provided a total return of 21.02%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	21.02%	9.90%	8.56%
C with CDSC (1% for 12 months)×	20.02%	9.90%	8.56%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 61,627,987,158
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 243,753,125	[48]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%

C000002266 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class I
Trading Symbol	MEIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Value Fund (fund) provided a total return of 22.24%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	22.24%	11.01%	9.65%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 61,627,987,158
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 243,753,125	[49]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%

C000002268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R1
Trading Symbol	MEIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$170	1.54%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Value Fund (fund) provided a total return of 21.04%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	21.04%	9.91%	8.56%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 61,627,987,158
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 243,753,125	[50]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%

C000002270 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R2
Trading Symbol	MVRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$115	1.04%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Value Fund (fund) provided a total return of 21.65%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	21.65%	10.46%	9.11%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 61,627,987,158
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 243,753,125	[51]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%

C000002271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R3
Trading Symbol	MEIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Value Fund (fund) provided a total return of 21.95%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	21.95%	10.73%	9.38%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 61,627,987,158
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 243,753,125	[52]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%

C000002260 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R4
Trading Symbol	MEIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Value Fund (fund) provided a total return of 22.23%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	22.23%	11.01%	9.65%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 61,627,987,158
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 243,753,125	[53]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%

C000033014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Fund
Class Name	Class R6
Trading Symbol	MEIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.44%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Value Fund (fund) provided a total return of 22.36%, at net asset value. This compares with a return of 26.14% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 21.15%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Stock selection and an overweight position in the financials sector contributed to relative performance.
    The fund's stock selection within the information technology and health care sectors further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the consumer staples and communication services sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	22.36%	11.13%	9.77%
Comparative Benchmark(s)
Russell 3000® Index +∆	26.14%	15.19%	12.36%
Russell 1000® Value Index +∆	21.15%	11.16%	8.85%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 61,627,987,158
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 243,753,125	[54]
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	61,627,987,158	Total Management Fee ($)#:	243,753,125
Total Number of Holdings:	73	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	27.6%
Industrials	16.6%
Health Care	15.0%
Information Technology	8.7%
Consumer Staples	8.4%
Utilities	8.1%
Energy	6.2%
Consumer Discretionary	3.2%
Materials	2.8%
Real Estate	2.0%
Communication Services	0.9%
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.8%
Progressive Corp.	3.9%
Cigna Group	3.2%
Marsh & McLennan Cos., Inc.	2.4%
McKesson Corp.	2.4%
Aon PLC	2.4%
ConocoPhillips	2.3%
Johnson & Johnson	2.3%
General Dynamics Corp.	2.2%
American Express Co.	2.1%

C000002249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class A
Trading Symbol	MTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$133	1.12%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Technology Fund (fund) provided a total return of 38.29%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	38.29%	16.79%	16.84%
A with initial sales charge (5.75%)	30.34%	15.41%	16.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,948,596,982
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,466,295	[55]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%

C000002251 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class B
Trading Symbol	MTCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$222	1.87%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Technology Fund (fund) provided a total return of 37.23%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	37.23%	15.91%	15.97%
B with CDSC (declining over six years from 4% to 0%)×	33.23%	15.69%	15.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,948,596,982
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,466,295	[56]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%

C000002252 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class C
Trading Symbol	MTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$222	1.87%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Technology Fund (fund) provided a total return of 37.22%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	37.22%	15.91%	15.97%
C with CDSC (1% for 12 months)×	36.22%	15.91%	15.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,948,596,982
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,466,295	[57]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%

C000002253 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class I
Trading Symbol	MTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$104	0.87%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Technology Fund (fund) provided a total return of 38.63%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	38.63%	17.08%	17.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,948,596,982
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,466,295	[58]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%

C000002255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R1
Trading Symbol	MTCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$222	1.87%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Technology Fund (fund) provided a total return of 37.27%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	37.27%	15.91%	15.97%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 37.24%.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,948,596,982
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,466,295	[59]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%

C000002257 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R2
Trading Symbol	MTERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$163	1.37%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Technology Fund (fund) provided a total return of 37.92%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	37.92%	16.49%	16.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,948,596,982
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,466,295	[60]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%

C000002258 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R3
Trading Symbol	MTCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$133	1.12%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Technology Fund (fund) provided a total return of 38.26%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	38.26%	16.78%	16.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,948,596,982
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,466,295	[61]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%

C000002250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R4
Trading Symbol	MTCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$104	0.87%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Technology Fund (fund) provided a total return of 38.60%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	38.60%	17.07%	17.13%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,948,596,982
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,466,295	[62]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%

C000124425 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Fund
Class Name	Class R6
Trading Symbol	MTCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$93	0.78%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Technology Fund (fund) provided a total return of 38.76%, at net asset value. This compares with a return of 27.14% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's North American Technology Sector Index, generated a return of 37.48%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the Standard & Poor’s North American Technology Index:
    A combination of the fund's underweight position and stock selection in the computer systems industry contributed to relative performance.
    Stock selection within both the electronics and computer software industries also helped relative results.
  Top detractors from performance relative to the Standard & Poor’s North American Technology Index:
    An overweight position and stock selection within the business services industry held back relative performance.
    Stock selection within the internet industry also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	38.76%	17.19%	17.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	27.14%	15.92%	12.98%
Standard & Poor's North American Technology Sector Index ∆	37.48%	21.69%	20.00%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,948,596,982
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 12,466,295	[63]
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	1,948,596,982	Total Management Fee ($)#:	12,466,295
Total Number of Holdings:	53	Portfolio Turnover Rate (%):	37
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	98.4%
Money Market Funds	1.6%
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%
Top five industries
Computer Software	27.2%
Electronics	24.9%
Internet	21.4%
Computer Software - Systems	14.3%
Business Services	5.2%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Meta Platforms, Inc., "A"	10.3%
Microsoft Corp.	9.2%
Alphabet, Inc., "A"	8.1%
Apple, Inc.	6.8%
NVIDIA Corp.	6.0%
Broadcom, Inc.	3.8%
Salesforce, Inc.	3.0%
ServiceNow, Inc.	2.9%
KLA Corp.	2.5%
Accenture PLC, "A"	2.5%

C000132022 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class A
Trading Symbol	MVGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class A shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 23.65%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	23.65%	9.59%	8.41%
A with initial sales charge (5.75%)	16.54%	8.30%	7.77%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 278,504,904
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,369,752	[64]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%

Largest Holdings [Text Block]
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%

C000132023 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class B
Trading Symbol	MVGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$196	1.76%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class B shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 22.73%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	22.73%	8.77%	7.58%
B with CDSC (declining over six years from 4% to 0%)×	18.73%	8.49%	7.58%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 278,504,904
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,369,752	[65]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%

Largest Holdings [Text Block]
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%

C000132024 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class C
Trading Symbol	MVGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$196	1.76%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class C shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 22.73%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	22.73%	8.78%	7.58%
C with CDSC (1% for 12 months)×	21.73%	8.78%	7.58%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 278,504,904
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,369,752	[66]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%

Largest Holdings [Text Block]
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%

C000132025 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class I
Trading Symbol	MVGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class I shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 23.94%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	23.94%	9.87%	8.67%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 278,504,904
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,369,752	[67]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%

Largest Holdings [Text Block]
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%

C000132026 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R1
Trading Symbol	MVGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$196	1.76%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R1 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 22.74%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	22.74%	8.77%	7.58%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 278,504,904
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,369,752	[68]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%

Largest Holdings [Text Block]
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%

C000132027 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R2
Trading Symbol	MVGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$141	1.26%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R2 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 23.33%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	23.33%	9.32%	8.12%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 278,504,904
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,369,752	[69]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%

Largest Holdings [Text Block]
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%

C000132028 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R3
Trading Symbol	MVGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$113	1.01%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R3 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 23.67%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	23.67%	9.60%	8.40%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 278,504,904
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,369,752	[70]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%

Largest Holdings [Text Block]
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%

C000132029 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R4
Trading Symbol	MVGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R4 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 24.01%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	24.01%	9.88%	8.66%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 278,504,904
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,369,752	[71]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%

Largest Holdings [Text Block]
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%

C000132030 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Low Volatility Global Equity Fund
Class Name	Class R6
Trading Symbol	MVGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2024, Class R6 shares of the MFS Low Volatility Global Equity Fund (fund) provided a total return of 24.08%, at net asset value. This compares with a return of 23.44% for the fund’s benchmark, the MSCI All Country World Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Toward the end of the period, labor markets, particularly in the US, loosened modestly, brightening the inflation outlook.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI All Country World Index:
    Security selection and, to a lesser extent, an underweight position in the consumer discretionary sector contributed to relative performance.
    Security selection within the health care sector also benefited relative results. Additionally, an underweight position in the energy sector further supported relative returns.
  Top detractors from performance relative to the MSCI All Country World Index:
    An underweight position and stock selection within the information technology sector detracted from relative performance.
    Stock selection within the communication services sector also held back relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	24.08%	9.96%	8.73%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	23.44%	12.14%	8.78%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 278,504,904
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,369,752	[72]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/24
Net Assets ($):	278,504,904	Total Management Fee ($)#:	1,369,752
Total Number of Holdings:	104	Portfolio Turnover Rate (%):	32
# Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/24)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%
Issuer country weightings
United States	57.2%
Japan	10.6%
Canada	5.9%
Singapore	5.0%
Switzerland	3.3%
Thailand	3.1%
Philippines	2.8%
United Kingdom	2.7%
South Korea	2.1%
Other Countries	7.3%

Largest Holdings [Text Block]
Top ten holdings
Colgate-Palmolive Co.	2.9%
McKesson Corp.	2.9%
DBS Group Holdings Ltd.	2.6%
Microsoft Corp.	2.3%
Constellation Software, Inc.	2.3%
Eli Lilly & Co.	2.3%
Johnson & Johnson	2.2%
Roche Holding AG	2.0%
Jollibee Foods Corp.	2.0%
KDDI Corp.	2.0%

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